Inx Token Liability (Details) - Schedule of the number of INX Tokens that the company has distributed - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the company has distributed [Line Items]
Total	133,410,776	132,254,382
INX Token liability (in Dollars)	$ 56,847	$ 282,642
Triple-V [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the company has distributed [Line Items]
Significant shareholder – Triple-V	9,435,939	9,435,939
Private Placement [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the company has distributed [Line Items]
Total	10,386,148	10,386,148
Founding Investors [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the company has distributed [Line Items]
Total	9,078,622	9,078,622
Issued in the Offering [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the company has distributed [Line Items]
Total	93,409,410	93,409,410
Employees and service providers [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the company has distributed [Line Items]
Total	11,100,657	9,944,263